SteelPath MLP Select 40 Fund (Prospectus Summary) | SteelPath MLP Select 40 Fund
Summary
Investment Objectives/Goals:
The investment objective of SteelPath MLP Select 40 Fund (the "Fund")
is to provide investors long-term capital appreciation and attractive levels of current income through diversified exposure to the energy infrastructure Master Limited Partnership ("MLP") asset class.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SteelPath Funds. More information about these and other discounts is available from your financial professional and in "The Funds' Share Classes" starting on page 36 of this prospectus and in "Additional Information Regarding Sales Charges"
starting on page 20 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SteelPath MLP Select 40 Fund (USD $)	Class A Shares		Class C Shares	Class I Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (imposed on Class C shares redeemed within one year of purchase)	none	[1]	1.00%	none	none
Maximum Account Fee (Accounts With Less than $10,000)	24		24	24	24
[1]	If you purchase $1,000,000 or more of Class A shares of the Fund and sell the shares within 12 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SteelPath MLP Select 40 Fund		Class A Shares	Class C Shares		Class I Shares	Class Y Shares
Management Fees		0.70%	0.70%		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%		none	none
Other Expenses		0.50%	0.40%	[1]	0.82%	0.41%
Deferred Income Tax Expense	[2]	0.1465	0.1465	[1]	0.1452	0.1506
Total Annual Fund Operating Expenses		16.10%	16.75%		16.04%	16.17%
Fee Limitation and/or Expense Reimbursement	[3]	(0.35%)	(0.25%)		(0.67%)	(0.26%)
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement		15.75%	16.50%		15.37%	15.91%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year depending on the nature of the Fund' s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2010, the Fund had net operating losses of approximately $178,000 and accrued approximately $14.8 million in net deferred tax expense primarily related to unrealized appreciation on investments.
[3]	SteelPath Fund Advisors, LLC (the "Advisor") has contractually agreed to pay or absorb certain fees and expenses of the Fund until at least May 31, 2012, to ensure that Total Annual Fund Operating Expenses (exclusive of the investment advisory fee and any 12b-1 fees, interest expenses, taxes, such as deferred income tax expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 0.15% for each of Class A shares, Class C shares, Class I shares and Class Y shares. This fee limitation is subject to possible recoupment by the Advisor from the Fund in future years on a rolling three year basis (within the three years after the fees and/or expenses have been paid or absorbed) if such recoupment can be achieved within the foregoing expense limits. The Expense Limitation and Reimbursement Agreement has the effect of capping the annual operating expenses of the Fund's Class A, C, I and Y shares, excluding deferred income tax expenses, at 1.10%, 1.85%, 0.85% and 0.85%, respectively. The Expense Limitation and Reimbursement Agreement may only be terminated with the approval of the Trust's Board of Trustees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example SteelPath MLP Select 40 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	1,980	4,387	6,300	9,506
Class C Shares	1,640	4,234	6,261	9,579
Class I Shares	1,457	4,006	6,044	9,467
Class Y Shares	1,504	4,066	6,095	9,487

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SteelPath MLP Select 40 Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares	1,980	4,387	6,300	9,506
Class C Shares	1,555	4,157	6,174	9,476
Class I Shares	1,457	4,006	6,044	9,467
Class Y Shares	1,504	4,066	6,095	9,487

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the fiscal year ended November 30, 2010, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies of the Fund:
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of a minimum of forty MLPs. The MLP securities in which the Fund invests are common units representing limited partnership interests of energy infrastructure MLPs.
The Fund invests in MLPs that primarily derive their revenue from energy infrastructure assets and energy related assets or activities, including businesses: (i) involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal ("Midstream
MLPs"), (ii) primarily engaged in the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids ("Upstream MLPs"), (iii) that process, treat, and refine natural gas liquids and crude oil ("Downstream
MLPs"), and (iv) engaged in owning, managing and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel ("Other Energy MLPs"). The Fund may invest in MLPs of all market capitalization ranges. The Fund also may invest in the securities of exchange-traded funds ("ETFs") and other investment companies as well as cash and cash equivalents, including registered money market funds.

The Advisor manages the Fund to achieve investment returns that match or outperform the S&P 500 Index over the long term by utilizing a disciplined investment process which focuses on risk-reduction and provides a considerable current income component. In managing the Fund's investment portfolio, the
Advisor seeks to avoid riskier MLPs. The Advisor selects the MLPs in which the
Fund invests and their weightings in the Fund's portfolio by focusing on the business risk profiles of the underlying assets owned by the MLPs, and considering other factors such as liquidity. The Advisor believes its investment process and strategy provide a compelling balance of risk/reward for shareholders.

The Advisor's securities selection process includes a comparison of quantitative and qualitative value factors that are developed through its proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will look for MLPs that invest in companies which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, a solid business strategy and a respected management team. The Advisor sells investments if it determines that any of these characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the seventy partnerships that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange and the rest trade on the NASDAQ
Stock Market. MLPs' disclosures are regulated by the Securities and Exchange
Commission and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation. The Fund provides access to a product that issues a single Form 1099 to its shareholders thereby removing the obstacles of federal and state Schedule K-1 filings and unrelated business taxable income ("UBTI") filings, while providing portfolio transparency, liquidity and daily net asset value ("NAV").

Principal Risks of Investing in the Fund:
The Fund's principal risks are discussed below. The value of the Fund's investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund's shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Concentration Risk. Under normal circumstances, the Fund concentrates its investments in the MLP energy infrastructure industry and the energy industry in general. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Deferred Tax Risk. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii)
capital appreciation of its investments. The Fund's accrued deferred tax liability will be reflected each day in the Fund's NAV. The Fund's current and deferred tax liability, if any, will depend upon the Fund's net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the
Fund's investments, the performance of those investments and general market conditions. The Fund will rely to some extent on information provided by the
MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. From time to time, the Fund may modify the estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. The Fund's estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the
Fund's deferred tax liability and/or asset balances used to calculate the Fund's
NAV could vary dramatically from the Fund's actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund's assets and other factors. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. As a result, the determination of the
Fund's actual tax liability may have a material impact on the Fund's NAV.

Equity Securities Risk. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Industry Specific Risk. Energy infrastructure companies are subject to risks specific to the industry they serve, including, but not limited to, the following:

   •   fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;

   •   reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP;

   •   slow downs in new construction and acquisitions can limit growth potential;

   •   a sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cashflows;

   •   depletion of the natural gas reserves or other commodities if not replaced, which could impact an MLP's ability to make distributions;

   •   changes in the regulatory environment could adversely affect the profitability of MLPs;

   •   extreme weather or other natural disasters could impact the value of MLP securities;

   •   rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

   •   threats of attack by terrorists on energy assets could impact the market for MLPs.

Investment Companies and ETFs Risk. Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund's proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. In addition, despite the short maturities and high credit quality of a money market fund's investments, increases in interest rates and deteriorations in the credit quality of the instruments a
Fund has purchased may reduce the Fund's yield and can cause the price of a money market security to decrease.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

Liquidity Risk. Although common units of MLPs trade on the New York Stock
Exchange, the NASDAQ National Market, and AMEX, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund's investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities.
This also may affect adversely the Fund's ability to make dividend distributions to you.

Market Risk. The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's right to require unitholders to sell their common units at an undesirable time or price.

MLP Tax Risk. MLPs do not pay U.S. federal income tax at the partnership level.
Rather, each partner is allocated a share of the partnership's income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such
MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund's investment, and consequently your investment in the Fund and lower income.

New Investment Strategy Risk. The Fund is treated as a regular corporation, or
"C" corporation, for U.S. federal income tax purposes. Because of the Fund's concentration of investments in MLP securities, the Fund is not eligible to elect to be treated as a regulated investment company under the Internal Revenue
Code of 1986, as amended (the "Code"). Accordingly, the Fund is subject to U.S.
federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. The investment strategy of investing primarily in MLPs and electing to be taxed as a regular corporation, or "C" corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new and untested investment strategy for open-end registered investment companies such as the Fund. This strategy involves complicated and in some cases unsettled accounting, tax and net asset and share valuation aspects that cause the Fund to differ significantly from most other open-end registered investment companies. This may result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This may result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and it shareholders.

Reliance on the Advisor Risk. The Fund's ability to achieve its investment objective is dependent on the Advisor's ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009 and neither the Advisor nor the members of its investment committee responsible for managing the Fund's portfolio had managed a mutual fund prior to that time.

Past Performance:
Performance information is not included in this prospectus because the Fund has not completed a full calendar year of operations.